CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data		Total	Common Shares	Treasury Shares		Additional Paid-in Capital	Accumulated Other Comprehensive Losses	Accumulated Losses	Comprehensive (Loss) Income	Non controlling Interests
BEGINNING BALANCE at Dec. 31, 2008		$ 2,408,604	$ 13,216	$ (4)		$ 2,689,257	$ (35,685)	$ (258,180)
BEGINNING BALANCE (in shares) at Dec. 31, 2008			1,321,550,399	(385,180)	[1]
Net income (loss) for the year		(308,461)						(308,461)	(308,461)
Foreign currency translation adjustment		(11)					(11)		(11)
Change in fair value of interest rate swap agreements		6,662					6,662		6,662
Total comprehensive income (loss)		(301,810)							(301,810)
Share-based compensation (Note 16)		11,807				11,807
Shares issued, net of offering expenses (Note 14) (in shares)			263,155,335
Shares issued, net of offering expenses (Note 14)		383,529	2,631			380,898
Shares issued upon restricted shares vested (Note 14) (in shares)			8,297,110
Shares issued upon restricted shares vested (Note 14)		6,914	83			6,831
Shares issued for future vesting of restricted shares (Note 14) (in shares)			2,614,706	(2,614,706)	[1]
Shares issued for future vesting of restricted shares (Note 14)			26	(26)
Issuance of shares for restricted shares vested (Note 14) (in shares)	[1]			2,528,319
Issuance of shares for restricted shares vested (Note 14)				25		(25)
ENDING BALANCE at Dec. 31, 2009		2,509,044	15,956	(5)		3,088,768	(29,034)	(566,641)
ENDING BALANCE (in shares) at Dec. 31, 2009			1,595,617,550	(471,567)	[1]
Net income (loss) for the year		(10,525)						(10,525)	(10,525)
Foreign currency translation adjustment		32					32		32
Change in fair value of interest rate swap agreements		17,657					17,657		17,657
Total comprehensive income (loss)		7,164							7,164
Share-based compensation (Note 16)		6,045				6,045
Shares issued upon restricted shares vested (Note 14) (in shares)			1,254,920
Shares issued upon restricted shares vested (Note 14)			12			(12)
Shares issued for future vesting of restricted shares and exercise of share options (Note 14) (in shares)			8,785,641	(8,785,641)	[1]
Shares issued for future vesting of restricted shares and exercise of share options (Note 14)			88	(88)
Issuance of shares for restricted shares vested (Note 14) (in shares)	[1]			43,737
Issuance of shares for restricted shares vested (Note 14)				1		(1)
Exercise of share options (Note 14) (in shares)	[1]			804,285
Exercise of share options (Note 14)		938		8		930
ENDING BALANCE at Dec. 31, 2010		2,523,191	16,056	(84)		3,095,730	(11,345)	(577,166)
ENDING BALANCE (in shares) at Dec. 31, 2010			1,605,658,111	(8,409,186)	[1]
Net income (loss) for the year		288,844						294,656	294,656	(5,812)
Foreign currency translation adjustment		(149)					(149)		(149)
Change in fair value of interest rate swap agreements		6,111					6,111		6,111
Change in fair value of forward exchange rate contracts		39					39		39
Reclassification to earnings upon discontinuance of hedge accounting (Note 12)		4,310					4,310		4,310
Total comprehensive income (loss)		299,155							304,967	(5,812)
Acquisition of subsidiaries (Note 22)		237,309								237,309
Share-based compensation (Note 16)		8,624				8,624
Shares issued upon restricted shares vested (Note 14) (in shares)			310,575
Shares issued upon restricted shares vested (Note 14)			3			(3)
Shares issued for future vesting of restricted shares and exercise of share options (Note 14) (in shares)			6,920,386	(6,920,386)	[1]
Shares issued for future vesting of restricted shares and exercise of share options (Note 14)			69	(69)
Issuance of shares for restricted shares vested (Note 14) (in shares)	[1]			941,648
Issuance of shares for restricted shares vested (Note 14)				9		(9)
Exercise of share options (Note 14) (in shares)	[1]			3,835,596
Exercise of share options (Note 14)		3,950		38		3,912
Issuance of shares for conversion of shareholders' loans (Note 14) (in shares)			40,211,930
Issuance of shares for conversion of shareholders' loans (Note 14)		115,423	403			115,020
ENDING BALANCE at Dec. 31, 2011		$ 3,187,652	$ 16,531	$ (106)		$ 3,223,274	$ (1,034)	$ (282,510)		$ 231,497
ENDING BALANCE (in shares) at Dec. 31, 2011			1,653,101,002	(10,552,328)	[1]

[1]	The treasury shares represent new shares issued by the Company and held by the depository bank to facilitate the administration and operations of the Company's share incentive plan. These shares are to be delivered to the Directors, eligible employees and consultants on the vesting of restricted shares and upon the exercise of share options.